Note 3 - Equity	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Equity

On December 31, 2010, FLINT issued 7,500,000 ordinary shares in exchange for a 100%  equity interest in Flint Management, LLC.  As a result of the share exchange, Flint Management, LLC became the wholly owned subsidiary of FLINT.  As a result, the members of Flint Management, LLC owned a majority of the voting shares in the capital of FLINT.  The transaction was accounted for as a reverse merger whereby Flint Management, LLC was considered to be the accounting acquirer as its members retained control of FLINT after the exchange, although FLINT is the legal parent company.  The share exchange was treated as a recapitalization of FLINT.  As such, Flint Management, LLC, (and its historical financial statements) is the continuing entity for financial reporting purposes. The financial statements have been prepared as if FLINT had always been the reporting company and then on the share exchange date, had changed its name and reorganized its share capital.  No additional shares have been issued in the six months ended June 30, 2011

The Company is currently authorized to issue 20,000,000 preferred shares at a par value of $.001 per share.  There were no shares issued and outstanding as of June 30, 2011 and December 31, 2010.

The Company is currently authorized to issue 50,000,000 ordinary shares at a par value of $.001 per share.  These shares have full voting rights.  There were 7,500,000 shares issued and outstanding as of June 30, 2011 and December 31, 2010.

The Company does not have any share option plans or warrants.